Acquisitions - Acquisition of Chang'an Hospital, Pro Forma Data (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2011 CAH [Member] CNY
Business Acquisition [Line Items]
Net revenues					812,178	653,335
Net (loss) income					117,104	(433,493)
Net revenues	161,989	980,635	662,349	450,125	197,309
Net income	$ 14,190	85,893	130,831	(215,003)	13,036